Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements

NOTE 2 – RECENT ACCOUNTING PRONOUNCEMENTS

ASU No. 2012-06

During 2013, the Company adopted the provisions of ASU No. 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution, which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized in a government-assisted acquisition of a financial institution that includes a loss-sharing agreement. The ASU addresses the diversity in practice regarding interpretation of the terms “on the same basis” and “contractual limitations” referred to by the applicable accounting guidance. Accounting principles require that an indemnification asset recognized at the acquisition date as a result of a government-assisted acquisition of a financial institution involving an indemnification agreement shall be subsequently measured on the same basis as the indemnified item. The provisions of ASU No. 2012-06 clarify that, upon subsequent remeasurement of an indemnification asset, the effect of the change in expected cash flows of the indemnification agreement shall be amortized. Any amortization of changes in value is limited to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. The ASU also clarifies that the pool level is the appropriate unit of account for determining the life of the indemnified loans. The ASU is to be applied prospectively and does not affect the guidance relating to the recognition or initial measurement of an indemnification asset.

Application of the ASU’s provisions on a disaggregated basis had the effect of reducing the remaining period over which the indemnification assets will be amortized. As a result of the shortened amortization period, and based on current cash flow expectations and other assumptions, the Company’s indemnification asset amortization expense for the year ended December 31, 2013 increased by $23,324,000, however the change in amortization period did not have a material impact on the Company’s financial position and liquidity. Adoption of the ASU also requires the Company to assess the indemnification assets for collectability on a standalone basis. Prior to adoption, the Company assessed collectability of the indemnification asset and the covered loans on a linked basis. The transition in collectability assessment methodology did not have an impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2013. However, future changes in cash flow expectations and/or other assumptions could result in indemnification asset impairment.

ASU No. 2013-02

In 2013, the Company adopted the provisions of ASU No. 2013-06, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income on the Company’s consolidated statements of comprehensive income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. The ASU does not change the current requirements for reporting net income or other comprehensive income in the consolidated financial statements of the Company, but does require the Company to provide information about the amounts reclassified out of accumulated other comprehensive income by component.

The adoption of the ASU affects the format and presentation of the Company’s consolidated financial statements and the footnotes to the consolidated financial statements, but does not represent a departure from accounting principles previously applied and thus the adoption did not have an effect on the Company’s operating results, financial position, or liquidity. The information required to be presented or disclosed by this ASU is incorporated in the Company’s statements of comprehensive income and Note 18 in these consolidated financial statements.

ASU No. 2011-11 and ASU No. 2013-01

During 2013, the Company adopted the provisions of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which requires an entity to disclose gross and net information about certain instruments and transactions eligible for offset in the statement of financial position and instruments and certain transactions subject to an agreement similar to a master netting arrangement. The Company also adopted ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies the scope of ASU 2011-11. Because the guidance provided by the ASU’s is disclosure related, adoption resulted in additional disclosures incorporated in Note 13 of these consolidated financial statements.